Subsequent Events	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

12.	SUBSEQUENT EVENTS

The outbreak of coronavirus (COVID-19) in January 2020 resulted in interruption of commencement of tutorial classes which adversely affected the businesses significantly. Management is evaluating the impact and developing actions plan to minimize the effect of the COVID-19 pandemic and to recover business as soon as possible.

There is no other subsequent events have occurred that would require recognition or disclosure in the financial statements.

11.	SUBSEQUENT EVENTS

In March 2019, the Company terminated the lease for the office in Shenzhen, PRC three months early of the one year term, which caused the forfeiture of the security deposit amounting to $27,260 and the impairment loss of leasehold improvements and equipment amounting to $55,919.

In accordance with ASC 855-10, the Company has analyzed its operations from December 31, 2018 to the date of when the financial statements were issued and has determined that except the above, and the redomiciling and share exchange transaction described at Note 1, the Company does not have any material subsequent events to disclose in these financial statements.